Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) (10K) - USD ($)	Mar. 31, 2019	Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
2019	$ 27,900	$ 29,300
2020	$ 27,900	29,300
2021		$ 24,417